Equity	12 Months Ended
Dec. 31, 2018
Disclosure Of Reserves Within Equity [abstract]
Equity
Equity
20 Equity

Total equity
	2018	2017	2016
Share capital and share premium
- Share capital	39	39	39
- Share premium	17,050	17,006	16,950
	17,088	17,045	16,989

Other reserves
- Revaluation reserve: Available-for-sale and other	n/a	3,447	3,830
- Revaluation reserve: Equity securities at FVOCI	1,914	n/a	n/a
- Revaluation reserve: Debt instruments at FVOCI	398	n/a	n/a
- Revaluation reserve: Cash flow hedge	604	263	777
- Revaluation reserve: Credit liability	8	n/a	n/a
- Revaluation reserve: Property in own use	204	203	204
Revaluation reserves	3,130	3,913	4,811

- Net defined benefit asset/liability remeasurement reserve	–394	–400	–371
- Currency translation reserve	–2,043	–1,663	–770
- Share of associates and joint ventures and other reserves	2,940	2,527	2,235
- Treasury shares	–11	–15	–8
	3,621	4,362	5,897

Retained earnings	28,339	27,022	24,371

Shareholders’ equity (parent)	49,049	48,429	47,257
Non-controlling interests	803	715	606
Total equity	49,851	49,144	47,863

Share capital and share premium
Share capital

Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2018	2017	2016	2018	2017	2016
Authorised share capital	14,729,000	14,729,000	14,729,000	147	147	147
Unissued share capital	10,837,272	10,843,210	10,850,516	108	108	108
Issued share capital	3,891,728	3,885,790	3,878,484	39	39	39

Changes in issued share capital
	Ordinary shares(par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2016	3,870,183	928
Issue of shares	8,301	2
Transfer to share premium		–891
Issued share capital as at 31 December 2016	3,878,484	39
Issue of shares	7,306
Issued share capital as at 31 December 2017	3,885,790	39
Issue of shares	5,938
Issued share capital as at 31 December 2018	3,891,728	39

In 2018, ING Groep N.V. issued 5.9 million ordinary shares (2017: 7.3 million ordinary shares, 2016: 8.3 million: depositary receipts for ordinary shares, converted into ordinary shares per 26 July 2016). These issues were made in order to fund obligations arising from share-based employee incentive programmes.

During the Annual General Meeting of Shareholders in 2016, it was decided to reduce the par value per ordinary share from EUR 0.24 to EUR 0.01. As a result of this, EUR 891 million is attributed to the Share premium. For further information, reference is made to the section ‘Depository receipts for ordinary shares’, below.

In 2018, 2017 and 2016 respectively, ING Groep N.V. issued nil, nil and USD 1,000 million Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such conversion are fulfilled. As a result of this conversion, the issued share capital can increase by no more than 111 million ordinary shares. Reference is made to Note 19 ‘Subordinated loans’.

Ordinary shares

All ordinary shares are in registered form. No share certificates have been issued. Ordinary shares may be transferred by means of a deed of transfer. A transfer of ordinary shares requires written acknowledgement by ING Groep N.V. Ordinary shares are listed on various stock exchanges. The par value of ordinary shares is EUR 0.01 as of 26 July 2016, the date of amendment of the Articles of Association of ING Groep N.V. (2015: EUR 0.24). The authorised ordinary share capital of ING Groep N.V. currently consists of 14,729 million ordinary shares. As at 31 December 2018, 3,892 million ordinary shares were issued and fully paid.

Depositary receipts for ordinary shares

In 2016, ING Group proposed to the Annual General Meeting of Shareholders to amend the Articles of Association, which included the abolishment of the depositary receipt structure via Stichting Aandelen (ING Trust Office).

Following the adoption of the amendments to the Articles of Association, at the Annual General Meeting on 25 April 2016, the depositary receipt structure was abolished on 26 July 2016. As a result of the amendments to the Articles of Association, a holder of a depositary receipt became entitled to ordinary shares in ING in exchange for depositary receipts previously held.

The conversion of ING Groep N.V. depositary receipts for shares into ING Groep N.V. ordinary shares took place on 26 July 2016. On the same date, the related changes to the Articles of Association, including the reduction of the nominal value of the shares from EUR 0.24 to EUR 0.01, were implemented.

ING’s American Depositary Receipts (ADR’s), which are traded on the New York Stock Exchange, remain in place. Similarly, the separate arrangement with the ING Continuity Foundation, regarding its call option to acquire preference shares in ING Group under certain circumstances, remains in place.

As per 26 July 2016, more than 99.9% of the issued ordinary shares were held by Stichting ING Aandelen (ING Trust Office). In exchange for these shares, ING Trust Office issued depositary receipts. These depositary receipts were listed on various stock exchanges. Depositary receipts could be exchanged upon request of the holders of depositary receipts for (non-listed) ordinary shares without any restriction, other than payment of an administrative fee of EUR 0.01 per depositary receipt with a minimum of EUR 25 per exchange transaction.

The holder of a depositary receipt was entitled to receive from ING Trust Office payment of dividends and distributions corresponding to the dividends and distributions received by ING Trust Office on an ordinary share.

Ordinary shares held by ING Group (Treasury shares)

As at 31 December 2018, 1.1 million ordinary shares (2017: 0.9 million and 2016: 0.6 million) of ING Groep N.V. with a par value of EUR 0.01 are held by ING Groep N.V. or its subsidiaries. The obligations with regard to the existing stock option plan and the share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.

Share premium

Share premium
	2018	2017	2016
Opening balance	17,006	16,950	16,054
Issue of shares	44	56	5
Transfer from issued share capital			891
Closing balance	17,050	17,006	16,950

The increase in share premium, is a result of the issuance of ordinary shares related to share-based employee incentive programmes.

In 2016, the share premium increased by EUR 896 million, mainly as a result of a transfer from issued share capital as described above.

Available-for-sale and other

In 2017, the Available-for-sale revaluation reserve decreased by EUR 383 million mainly due to the revaluation of shares in Bank of Beijing EUR –479 million, partly offset by revaluation of shares in Kotak Mahindra Bank EUR 302 million.

Following the purchase of VISA Europe by VISA Inc. in 2016, the available-for-sale equity securities were derecognised from the statement of financial position with a corresponding release of the Available-for-sale revaluation reserve recognised in Equity of EUR 154 million. Reference is made to Note 24 ‘Investment income’.

Equity securities at FVOCI

In 2018, the Equity securities at FVOCI revaluation reserve decreased by EUR 517 million, mainly due to the revaluation of shares in Bank of Beijing EUR -549 million, partly offset by revaluation of shares in Kotak Mahindra Bank EUR 71 million. The EUR -56 million is a transfer of revaluation reserve to retained earnings.

Property in own use

In 2018, 2017 and 2016 respectively the EUR -2 million, EUR -26 million and EUR -127 million is a transfer of revaluation reserve to retained earnings.

Net defined benefit asset/liability remeasurement reserve

Reference is made to Note 37 ‘Pension and other post-employment benefits’.

Currency translation reserve

Changes in currency translation reserve
	2018	2017	2016
Opening balance	–1,663	–770	–538
Unrealised revaluations	71	192	–76
Exchange rate differences	–451	–1,085	156
Closing balance	–2,043	–1,663	–770

Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges.

The hedging strategy is to hedge the CET1 ratio. The net decrease in currency translation reserve of EUR 380 million is mainly caused by exchange rate differences in TRY and USD, which are not or only partly hedged.

Share of associates, joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
	2018	2017	2016
Opening balance	2,527	2,235	1,733
Effect of changes in accounting policy	–28
Result for the year	160	153	124
Transfer to/from retained earnings	280	139	265
Changes in composition of the group and other changes			113
Closing balance	2,940	2,527	2,235

Treasury shares

Changes in treasury shares
	Amount			Number
	2018	2017	2016	2018	2017	2016
Opening balance	–15	–8	–18	944,257	600,634	1,464,025
Purchased/sold	4	–7	10	193,444	343,623	–863,391
Closing balance	–11	–15	–8	1,137,701	944,257	600,634

Retained earnings

Changes in retained earnings
	2018	2017	2016
Opening balance	27,022	24,371	22,231
Effect of changes in accounting policy	–390
Transfer to/from other reserves	–211	–139	–265
Result for the year	4,601	5,311	4,851
Dividend	–2,607	–2,564	–2,521
Employee stock options and share plans	19	21	75
Changes in composition of the group and other changes	–96	22
Closing balance	28,339	27,022	24,371

In 2018, a cash dividend of EUR 2,607 million (2017: EUR 2,564 million and 2016: EUR 2,521 million) was paid to the shareholders of ING Group.

For further information, reference is made to Note 31 ‘Dividend per ordinary share’.

Ordinary shares - Restrictions with respect to dividend and repayment of capital

The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve, and the part of the Retained earnings that relate to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN.

As at 31 December 2018, an amount of EUR 1,638 million (2017: EUR 1,478 million; 2016: EUR 1,325 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN is included.

ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.

Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves. Such restrictions may among others be of a similar nature as the restrictions which apply to ING Groep N.V., including minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries.

Non distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
	2018	2017	2016
ING Bank	7,603	7,603	7,310
Other	97	75	69
Non-distributable reserves	7,700	7,678	7,379

Furthermore there are restrictions to the ability of subsidiaries, associates and joint ventures to distribute reserves to ING Groep N.V. as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries operate.

In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, rating agency and regulatory views, which can change over time; it is not possible to disclose a reliable quantification of these limitations. For an overview of the minimal capital requirements of ING Group refer to the ‘Capital Management’ section.

Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist.

Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Capital may be repaid to the holders of ordinary shares pursuant to an amendment of ING Groep N.V.’s Articles of Association whereby the ordinary shares are written down.

Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.

Cumulative preference shares (not issued)

Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01.

The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.

The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the Euro OverNight Index Average (EONIA) as calculated by the European Central Bank during the financial year for which the distribution is made; this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.5 percentage points.

If, and to the extent that the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.

ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares. Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up.

Cumulative preference shares - Restrictions with respect to dividend and repayment of capital

ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its cumulative preference shares, when issued. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital, and reserves required by law.

Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves. Such restrictions may among others be of a similar nature as the restrictions which apply to ING Groep N.V., including minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries.

No specific dividend payment restrictions with respect to the cumulative preference shares exist.

Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of cumulative preference shares. Capital may be repaid to the holders of cumulative preference shares pursuant to (i) an amendment of ING Groep N.V.’s Articles of Association whereby the cumulative preference shares are written-down or (ii) a resolution to redeem and cancel the cumulative preference shares.

Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.